LONG-TERM DEBT - SPV Purchase and Sale and SPV Investment Facility (Details) - Subsequent Event $ in Millions	Jul. 05, 2023 USD ($) extension
Policy APA
Debt Instrument [Line Items]
Insurance policies fair value	$ 10.0
SPV Investment Facility | Line of Credit
Debt Instrument [Line Items]
Face amount	$ 25.0
Debt instrument term	3 years
Number of extensions | extension	2
Debt instrument extension term	1 year
Interest rate (as a percent)	12.00%
Default rate	2.00%
SPV Investment Facility | Line of Credit | Line of Credit
Debt Instrument [Line Items]
Face amount	$ 10.0
SPV Investment Facility | Line of Credit | Secured borrowing
Debt Instrument [Line Items]
Face amount	$ 15.0